Fair Values (Quantitative Information Significant Unobservable Inputs - Assets & Liabilities) (Details) - Designated as Hedging Instrument [Member] - Fair Value, Inputs, Level 3 [Member] - CAD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 306	$ 183
Derivative Assets (Liabilities), at Fair Value, Net, Total	(285)	(149)
Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 21	34
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 0.07
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	3.43
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	2.67
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	0.07
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	3.43
Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 1.88
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure		$ (6)
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 24.88
Fair Value Inputs, Comparability Adjustments		0.00%
Fair Value Inputs, Entity Credit Risk		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 117.9
Fair Value Inputs, Comparability Adjustments		0.01%
Fair Value Inputs, Entity Credit Risk		0.13%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 95.46
Fair Value Inputs, Comparability Adjustments		0.00%
Fair Value Inputs, Entity Credit Risk		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure		$ 1
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 24.88
Fair Value Inputs, Comparability Adjustments		0.00%
Fair Value Inputs, Probability of Default	0.03%
Fair Value Inputs, Entity Credit Risk		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 117.9
Fair Value Inputs, Comparability Adjustments		0.01%
Fair Value Inputs, Probability of Default	2.19%
Fair Value Inputs, Entity Credit Risk		0.13%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 92.93
Fair Value Inputs, Comparability Adjustments		0.00%
Fair Value Inputs, Entity Credit Risk		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 1
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 20.8
Fair Value Inputs, Correlation factor	0.08%
Fair Value Inputs, Probability of Default	0.03%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 50.29
Fair Value Inputs, Correlation factor	0.29%
Fair Value Inputs, Probability of Default	2.99%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 26.38
Fair Value Inputs, Correlation factor	0.15%
Fair Value Inputs, Probability of Default	1.65%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 3
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 24.31
Fair Value Inputs, Correlation factor	0.03%
Fair Value Inputs, Probability of Default	0.03%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 50.29
Fair Value Inputs, Correlation factor	0.13%
Fair Value Inputs, Probability of Default	2.19%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 31.43
Fair Value Inputs, Correlation factor	0.13%
Fair Value Inputs, Probability of Default	1.45%
Fair Value Inputs, Discount Rate	84.98%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure		$ 2
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure		$ 8
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 63.48
Fair Value Inputs, Comparability Adjustments		0.94%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 117
Fair Value Inputs, Comparability Adjustments		0.09%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 102.68
Fair Value Inputs, Comparability Adjustments		0.96%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 94.5
Fair Value Inputs, Comparability Adjustments		0.94%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 117
Fair Value Inputs, Comparability Adjustments		0.99%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 105.52
Fair Value Inputs, Comparability Adjustments		0.96%
Fair Value Inputs, Probability of Default		0.00%
Fair Value Inputs, Discount Rate		0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 286	$ 172
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 1.48	$ 1.89
Fair Value Inputs, Entity Credit Risk	0.01%	0.00%
Fair Value Inputs, Discount Rate	0.01%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 12.9	$ 11.81
Fair Value Inputs, Entity Credit Risk	2.94%	0.00%
Fair Value Inputs, Discount Rate	11.96%	0.12%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 5.75	$ 4.64
Fair Value Inputs, Entity Credit Risk	0.09%	0.00%
Fair Value Inputs, Discount Rate	2.35%	0.02%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 8	$ 18
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 1.8	$ 2.06
Fair Value Inputs, Probability of Default	0.01%	0.00%
Fair Value Inputs, Discount Rate	0.01%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 12.21	$ 8.24
Fair Value Inputs, Probability of Default	2.94%	0.05%
Fair Value Inputs, Discount Rate	30.62%	0.29%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 4.75	$ 3.61
Fair Value Inputs, Probability of Default	0.24%	0.00%
Fair Value Inputs, Discount Rate	4.25%	0.06%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 19	$ 15
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 2.15	$ 2.15
Fair Value Inputs, Comparability Adjustments		0.08%
Fair Value Inputs, Entity Credit Risk	0.01%	0.00%
Fair Value Inputs, Discount Rate	0.01%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 13.18	$ 12.52
Fair Value Inputs, Comparability Adjustments		0.71%
Fair Value Inputs, Entity Credit Risk	2.76%	0.00%
Fair Value Inputs, Discount Rate	7.61%	0.08%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 7.54	$ 8.94
Fair Value Inputs, Comparability Adjustments		0.53%
Fair Value Inputs, Entity Credit Risk	0.10%	0.00%
Fair Value Inputs, Discount Rate	1.38%	0.01%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 10	$ 7
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 1.95	$ 2.04
Fair Value Inputs, Comparability Adjustments		0.08%
Fair Value Inputs, Probability of Default	0.01%	0.00%
Fair Value Inputs, Discount Rate	0.01%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 12.9	$ 12.52
Fair Value Inputs, Comparability Adjustments		0.71%
Fair Value Inputs, Probability of Default	3.20%	0.00%
Fair Value Inputs, Discount Rate	7.61%	0.09%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 8.68	$ 6.42
Fair Value Inputs, Comparability Adjustments		0.52%
Fair Value Inputs, Probability of Default	0.57%	0.00%
Fair Value Inputs, Discount Rate	0.42%	0.01%